Income Taxes - summary of Company's net operating losses and tax credit carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
US Federal [Member]
Net Operating Losses [Abstract]
Net operating losses:	$ 1,688	$ 0
Year expiration begins	Indefinite	Indefinite
Tax Credit [Abstract]
Tax credits:	$ 671	$ 255
Year expiration begins	2043	2043
US State [Member]
Net Operating Losses [Abstract]
Net operating losses:	$ 9,084	$ 1,772
Year expiration begins	2041	2041
Tax Credit [Abstract]
Tax credits:	$ 316	$ 247
Year expiration begins	Indefinite	Indefinite
AUSTRALIA
Net Operating Losses [Abstract]
Net operating losses:	$ 959	$ 0
Year expiration begins	Indefinite	Indefinite
HONG KONG
Net Operating Losses [Abstract]
Net operating losses:	$ 920	$ 902
Year expiration begins	Indefinite	Indefinite
CHINA
Net Operating Losses [Abstract]
Net operating losses:	$ 99,555	$ 95,291
Year expiration begins	2025	2025